Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizable intangible assets (in thousands)

	December 31, 2018		December 31, 2017
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 0-8 years)	$4,727	4,702	7,515	4,206
Above Market leases (useful life 5 years)	-	-	48	27
	$4,727	4,702	7,563	4,233

Amortizable intangible liabilities (in thousands)

	December 31, 2018		December 31, 2017
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$-	-	220	220
	$-	-	220	220